SHORT-TERM AND LONG-TERM LOANS (Schedule of Short-term and Long-term Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Short-term Debt [Line Items]
Short-term loans	$ 212,734	$ 100,000
Long-term loans	$ 65,190